SCHEDULE OF PRO FORMA REVENUES AND NET INCOME (Details) - USD ($) $ in Thousands	2 Months Ended	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Pro forma revenues	$ 39,100	$ 61,469	$ 70,063	$ 124,451	$ 137,621
Pro forma net loss	$ 6,100	$ (58,647)	$ (23,000)	$ (89,695)	$ (42,543)